Events after the balance sheet date (Details) SFr / shares in Units, $ in Millions	Jan. 08, 2021 USD ($) shares	Jan. 08, 2021 CHF (SFr) SFr / shares shares	Jan. 07, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr) SFr / shares	Dec. 31, 2019 CHF (SFr) SFr / shares
Disclosure of non-adjusting events after reporting period [line items]
Nominal value				SFr 1	SFr 1
Share capital | SFr				SFr 32,848,635	SFr 32,848,635
Major ordinary share transaction
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	6,900,000	6,900,000
Nominal value		SFr 1
Issue price		SFr 1.46367
Share capital | SFr		SFr 39,748,635	SFr 32,848,635
Gross proceeds	$ 11.5	SFr 10,100,000
Major ordinary share transaction | American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares	6,750,000	6,750,000